NONCONTROLLING INTERESTS - (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
NONCONTROLLING INTERESTS
Beginning balance		¥ (1,337)	¥ 2,389
Loss attributed to noncontrolling interest shareholders	$ (262)	(1,825)	(3,726)	¥ (587)
Ending balance	$ (454)	¥ (3,162)	¥ (1,337)	¥ 2,389